SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting

	For the Fiscal Years ended December 31,
	2023	2024	2025	2025
	JPY	JPY	JPY	US$
School Business
Revenue	7,043,067,230	7,944,214,481	8,560,148,105	54,592,781
Salaries and welfare expenses (SSE)	3,133,808,792	3,250,090,426	3,510,116,624	22,385,948
Other Expenses	2,249,446,447	2,701,764,945	2,922,077,635	18,635,699
Segment Profit	1,659,811,991	1,992,359,110	2,127,953,846	13,571,134

Social Business
Revenue	2,260,944,463	2,385,443,652	3,168,254,009	20,205,702
Salaries and welfare expenses (SSE)	1,644,241,337	1,650,713,169	1,941,452,857	12,381,715
Other Expenses	600,635,613	631,993,917	757,697,717	4,832,256
Segment Profit	16,067,513	102,736,566	469,103,435	2,991,731

Total segments
Total Revenue	9,304,011,693	10,329,658,133	11,728,402,114	74,798,483
Total Segment Profit	1,675,879,504	2,095,095,676	2,597,057,281	16,562,865

Total Segment Profit	1,675,879,504	2,095,095,676	2,597,057,281	16,562,865
Corporate Expenses*	1,280,224,211	1,575,338,415	1,969,651,466	12,561,552
Consolidated Income from operations	395,655,293	519,757,261	627,405,815	4,001,313
Other Income / (Expenses), net	14,541,952	18,226,202	(20,589,330)	(131,310)
Income Tax Expense	164,856,125	119,349,476	168,356,868	1,073,704
Consolidated Net Income	245,341,120	418,633,987	438,459,617	2,796,299

*	Corporate expenses primarily consist of corporate administrative expenses and other general and administrative costs that are not allocated to segments for internal reporting purposes. Accordingly, reportable segment results are presented on a pre-allocation basis of such corporate overhead.